FDIC loss share asset and true up payment obligation (Tables)	12 Months Ended
Dec. 31, 2018
Table Text Block
FDIC Indemnification Asset Roll Forward [Table Text Block]
	Years ended December 31,
(In thousands)	2018	2017	2016
Balance at beginning of year	$46,316	$69,334	$310,221
FDIC loss-share Termination Agreement	(45,659)	-	-
Amortization	(934)	(469)	(10,201)
Credit impairment losses (reversal) to be covered under loss sharing agreements	104	3,136	(239)
Reimbursable expenses	537	2,454	8,433
Net payments from FDIC under loss-sharing agreements	(364)	(22,589)	(102,596)
Arbitration decision charge	-	-	(136,197)
Other adjustments attributable to FDIC loss-sharing agreements	-	(5,550)	(87)
Balance at end of period	$-	$46,316	$69,334
Balance due to the FDIC for recoveries on covered assets	-	(1,124)	(27,578)
Balance at end of period	$-	$45,192	$41,756